Long-Term Borrowings (Details) - Schedule of long-term borrowings - 6 months ended Mar. 31, 2022	USD ($)	CNY (¥)
Debt Instrument [Line Items]
Bank Name	Total	Total
Amount	$ 7,287,871	¥ 46,200,000
Agricultural Bank of China
Debt Instrument [Line Items]
Bank Name	Agricultural Bank of China	Agricultural Bank of China
Amount	$ 1,561,687	¥ 9,900,000
Issuance Date	3/17/2022	3/17/2022
Expiration Date	3/16/2025	3/16/2025
Interest	4.35%	4.35%
Agricultural Bank of China 1 [Member]
Debt Instrument [Line Items]
Bank Name	Agricultural Bank of China	Agricultural Bank of China
Amount	$ 1,569,574	¥ 9,950,000
Issuance Date	3/18/2022	3/18/2022
Expiration Date	3/05/2025	3/05/2025
Interest	4.35%	4.35%
Agricultural Bank of China 2 [Member]
Debt Instrument [Line Items]
Bank Name	Agricultural Bank of China	Agricultural Bank of China
Amount	$ 1,553,799	¥ 9,850,000
Issuance Date	3/18/2022	3/18/2022
Expiration Date	2/25/2025	2/25/2025
Interest	4.35%	4.35%
Agricultural Bank of China 3 [Member]
Debt Instrument [Line Items]
Bank Name	Agricultural Bank of China	Agricultural Bank of China
Amount	$ 1,561,687	¥ 9,900,000
Issuance Date	3/18/2022	3/18/2022
Expiration Date	2/15/2025	2/15/2025
Interest	4.35%	4.35%
Agricultural Bank of China 4 [Member]
Debt Instrument [Line Items]
Bank Name	Agricultural Bank of China	Agricultural Bank of China
Amount	$ 1,041,124	¥ 6,600,000
Issuance Date	3/31/2022	3/31/2022
Expiration Date	3/25/2025	3/25/2025
Interest	4.35%	4.35%